SEGMENT INFORMATION - Income Statement Captions by Segment (Details) $ in Millions			12 Months Ended
	Jul. 17, 2025 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 04, 2025 business
Disclosure of operating segments [line items]
Revenues			$ 27,457	$ 40,620	$ 55,068
Direct operating costs			(19,121)	(31,679)	(46,429)
General and administrative expenses			(1,151)	(1,267)	(1,538)
Gain (loss) on acquisitions /dispositions, net			360	692	4,304
Gain (loss) on acquisitions /dispositions, net recorded in equity			(20)	97	394
Other income (expense), net			(66)	199	51
Interest income (expense), net			(3,139)	(3,104)	(3,596)
Current income tax (expense) recovery			(583)	(646)	(775)
Preferred equity distributions			0	0	0
Equity accounted Adjusted EFO			354	317	342
Depreciation and amortisation expense			(3,030)	(3,204)	(3,592)
Impairment reversal (expense), net			(88)	(981)	(831)
Gain (loss) on dispositions, net			(35)		382
Gain (loss) on dispositions, net recorded in equity			20	(97)	(394)
Other income (expense), net			(749)	(772)	(229)
Deferred income tax (expense) recovery			490	947	830
Non-cash items attributable to equity accounted investments			(312)	(227)	(210)
Net income (loss)			387	895	3,777
Direct operating costs			22,151	34,883	50,021
Number of businesses sold | business						3
Other income (expense), net			(815)	(573)	(178)
Expense related to write-down of earn-out			(35)
Gain (loss) on derecognition and subsequent fair value measurement			19	50	(247)
Expenses related to employee incentive payments			48
Net unrealized revaluation gain (losses)			(47)	37	14
Other income			3	5
Gain (loss) recognized on deconsolidation of our healthcare services operation			(115)	251
Unrealized gains related to fair value adjustments			76
Business separation expenses, stand-up costs and restructuring charges			(66)	49	69
Gains (losses) on extinguishment of debt			(34)	13	161
Gain (loss) on sale of interest in partnership			(14)
Transaction costs			12	23	53
Other expenses			21		34
Equity accounted income (loss)			42	90	132
Net realized revaluation gain (losses)				21
Gains (losses) on litigation settlements				105
Expense from share-based payment transactions with employees				4	10
Other expense, by function				25
Gain (loss) on dispositions, net		$ 67	325	692	4,686
Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity					114
GrafTech International Ltd
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity					11
Indian Non-Bank Financial Services’ Non-Core Home Financing Operation
Disclosure of operating segments [line items]
Gain (loss) on dispositions, net	$ 110
Operating segments
Disclosure of operating segments [line items]
Revenues			10,609	13,471	16,635
Direct operating costs			(8,120)	(10,764)	(13,881)
General and administrative expenses			(429)	(450)	(570)
Gain (loss) on acquisitions /dispositions, net			171	223	1,914
Gain (loss) on acquisitions /dispositions, net recorded in equity			(6)	83	127
Other income (expense), net			(25)	94	19
Interest income (expense), net			(948)	(1,031)	(1,239)
Current income tax (expense) recovery			(208)	(208)	(251)
Preferred equity distributions			(52)	(52)	(83)
Equity accounted Adjusted EFO			187	166	192
Adjusted EFO			1,179	1,532	2,863
Depreciation and amortisation expense			(881)	(1,002)	(1,165)
Impairment reversal (expense), net			(30)	(311)	(268)
Gain (loss) on dispositions, net			(35)		150
Gain (loss) on dispositions, net recorded in equity			6	(83)	(127)
Other income (expense), net			(185)	(407)	(238)
Deferred income tax (expense) recovery			185	327	338
Non-cash items attributable to equity accounted investments			(196)	(165)	(148)
Net income (loss)			43	(109)	1,405
Expenses related to employee incentive payments			(16)
Net unrealized revaluation gain (losses)			4	18
Gains (losses) on disposals of noncurrent assets, excluding amounts previously recognized in funds from operations				83
Operating segments | Digital cloud services
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net					1,711
Operating segments | Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net				87	67
Operating segments | Technology Services
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net				81	57
Operating segments | Automotive
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net				40	41
Operating segments | Other assets
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net				15	38
Operating segments | Secured Debentures
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net				10	15
Operating segments | Graphite Electrode
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net					9
Operating segments | Offshore Oil Services
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			114	73
Operating segments | Indian Non-Bank Financial Services’ Non-Core Home Financing Operation
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			22
Operating segments | Evergreen Private Equity Fund
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			35
Unallocated amounts
Disclosure of operating segments [line items]
Revenues			16,848	27,149	38,433
Direct operating costs			(11,001)	(20,915)	(32,548)
General and administrative expenses			(722)	(817)	(968)
Gain (loss) on acquisitions /dispositions, net			189	469	2,390
Gain (loss) on acquisitions /dispositions, net recorded in equity			(14)	14	267
Other income (expense), net			(41)	105	32
Interest income (expense), net			(2,191)	(2,073)	(2,357)
Current income tax (expense) recovery			(375)	(438)	(524)
Preferred equity distributions			52	52	83
Equity accounted Adjusted EFO			167	151	150
Depreciation and amortisation expense			(2,149)	(2,202)	(2,427)
Impairment reversal (expense), net			(58)	(670)	(563)
Gain (loss) on dispositions, net			0		232
Gain (loss) on dispositions, net recorded in equity			14	(14)	(267)
Other income (expense), net			(564)	(365)	9
Deferred income tax (expense) recovery			305	620	492
Non-cash items attributable to equity accounted investments			(116)	(62)	(62)
Net income (loss)			344	1,004	2,372
Business services
Disclosure of operating segments [line items]
Revenues			9,368	22,449	32,410
Depreciation and amortisation expense			(806)	(961)	(1,045)
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues			5,557	8,154	9,261
Direct operating costs			(4,736)	(7,256)	(8,246)
General and administrative expenses			(114)	(145)	(176)
Gain (loss) on acquisitions /dispositions, net			42	142	155
Gain (loss) on acquisitions /dispositions, net recorded in equity			(4)	10	21
Other income (expense), net			10	75	0
Interest income (expense), net			(258)	(286)	(295)
Current income tax (expense) recovery			(68)	(89)	(127)
Preferred equity distributions			0	0	0
Equity accounted Adjusted EFO			63	36	43
Adjusted EFO			492	641	636
Infrastructure services
Disclosure of operating segments [line items]
Revenues			3,153	3,739	7,457
Depreciation and amortisation expense			(715)	(888)	(1,174)
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues			984	1,284	2,916
Direct operating costs			(619)	(770)	(2,087)
General and administrative expenses			(77)	(76)	(159)
Gain (loss) on acquisitions /dispositions, net			112	0	1,717
Gain (loss) on acquisitions /dispositions, net recorded in equity			0	0	0
Other income (expense), net			26	15	16
Interest income (expense), net			(188)	(240)	(406)
Current income tax (expense) recovery			(21)	(16)	(36)
Preferred equity distributions			0	0	0
Equity accounted Adjusted EFO			78	90	109
Adjusted EFO			295	287	2,070
Gain (loss) on dispositions, net			49
Industrials
Disclosure of operating segments [line items]
Revenues			14,936	14,432	15,201
Depreciation and amortisation expense			(1,509)	(1,355)	(1,373)
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues			4,068	4,033	4,458
Direct operating costs			(2,756)	(2,727)	(3,532)
General and administrative expenses			(116)	(120)	(134)
Gain (loss) on acquisitions /dispositions, net			17	81	42
Gain (loss) on acquisitions /dispositions, net recorded in equity			0	73	106
Other income (expense), net			(60)	4	3
Interest income (expense), net			(415)	(353)	(393)
Current income tax (expense) recovery			(119)	(96)	(98)
Preferred equity distributions			0	0	0
Equity accounted Adjusted EFO			46	40	40
Adjusted EFO			665	935	492
Corporate and other
Disclosure of operating segments [line items]
Depreciation and amortisation expense			0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues			0	0	0
Direct operating costs			(9)	(11)	(16)
General and administrative expenses			(122)	(109)	(101)
Gain (loss) on acquisitions /dispositions, net			0	0	0
Gain (loss) on acquisitions /dispositions, net recorded in equity			(2)	0	0
Other income (expense), net			(1)	0	0
Interest income (expense), net			(87)	(152)	(145)
Current income tax (expense) recovery			0	(7)	10
Preferred equity distributions			(52)	(52)	(83)
Equity accounted Adjusted EFO			0	0	0
Adjusted EFO			$ (273)	$ (331)	$ (335)